Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2012	2011
Royal Bank of Scotland revolving credit facility	$270,000	$290,700
Bremer Landesbank loan facility	29,200	32,800
Deutsche Bank AG loan facility	33,400	35,800
Credit Agricole Corporate and Investment Bank (transfer from Emporiki Bank of Greece S.A.)	14,000	15,000
Export-Import Bank of China and DnB Bank ASA loan facility	69,054	-
Nordea Bank Finland Plc loan facilities	45,224	-
Total debt outstanding	$460,878	$374,300
Less related deferred financing costs	(1,766)	(962)
Total debt, net of deferred financing costs	$459,112	$373,338
Current portion of long term debt	$(45,032)	$(27,700)
Long-term debt, non current portion	$414,080	$345,638

Schedule of Maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment
January 1, 2013	to	December 31, 2013	$45,032
January 1, 2014	to	December 31, 2014	45,033
January 1, 2015	to	December 31, 2015	71,232
January 1, 2016	to	December 31, 2016	192,632
January 1, 2017	to	December 31, 2017	41,874
January 1, 2018	and thereafter		65,075
		Total	$460,878